Accumulated retained earnings - Narrative (Details)	12 Months Ended
Dec. 31, 2023
Retained earnings [abstract]
Percentage of annual net profit required to be transferred to the legal reserve	10.00%
Percentage of share capital required to be maintained in the legal reserve before annual transfers can be discontinued	20.00%
Minimum percentage of increased share capital required to be maintained in the legal reserve if reserves are used to increase capital	10.00%